Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Basic Materials (4.3%)
	Reliance Steel & Aluminum Co.	1,538,219	394,922
*	Cleveland-Cliffs Inc.	13,471,452	246,932
	Steel Dynamics Inc.	2,182,132	246,712
	Royal Gold Inc.	1,717,767	222,812
	Alcoa Corp.	4,667,275	198,639
	Olin Corp.	3,444,205	191,153
*	RBC Bearings Inc.	759,496	176,757
	Valvoline Inc.	4,498,614	157,182
	Hexcel Corp.	2,205,594	150,532
	Commercial Metals Co.	3,064,596	149,859
*	Univar Solutions Inc.	4,137,796	144,947
	Timken Co.	1,704,906	139,325
	United States Steel Corp.	5,336,754	139,289
	Ashland Inc.	1,277,971	131,260
	Huntsman Corp.	4,775,373	130,654
	UFP Industries Inc.	1,532,466	121,785
	Chemours Co.	3,881,769	116,220
	Cabot Corp.	1,473,963	112,964
	Element Solutions Inc.	5,684,544	109,769
	Balchem Corp.	841,024	106,373
	Mueller Industries Inc.	1,413,689	103,878
*	Livent Corp.	4,694,195	101,958
	Avient Corp.	2,380,749	97,992
	Hecla Mining Co.	15,110,897	95,652
	Sensient Technologies Corp.	1,101,380	84,322
*	MP Materials Corp.	2,787,890	78,591
	Scotts Miracle-Gro Co.	1,098,387	76,601
	Quaker Chemical Corp.	352,321	69,742
*	Arconic Corp.	2,601,111	68,227
	Innospec Inc.	648,108	66,541
*	Ingevity Corp.	929,005	66,442
	Boise Cascade Co.	1,033,101	65,344
	NewMarket Corp.	177,391	64,744
	Materion Corp.	537,619	62,364
	Stepan Co.	552,659	56,940
	Carpenter Technology Corp.	1,269,473	56,822
	Minerals Technologies Inc.	851,809	51,466
	Worthington Industries Inc.	780,636	50,468
	Westlake Corp.	416,720	48,331
	Tronox Holdings plc	3,033,975	43,629
	Compass Minerals International Inc.	1,077,430	36,945

		Shares	Market Value ($000)
	Kaiser Aluminum Corp.	418,096	31,202
	Mativ Holdings Inc.	1,440,641	30,931
*	Coeur Mining Inc.	6,943,781	27,706
*	Ecovyst Inc.	2,366,667	26,152
	GrafTech International Ltd.	5,021,964	24,407
	Schnitzer Steel Industries Inc. Class A	641,657	19,956
	Koppers Holdings Inc.	517,990	18,114
*	Century Aluminum Co.	1,328,650	13,286
*,1	Amyris Inc.	6,641,319	9,032
			5,035,871
Consumer Discretionary (15.3%)
*	Liberty Media Corp.-Liberty Formula One Class C	5,125,868	383,569
*	Deckers Outdoor Corp.	689,791	310,096
*	Five Below Inc.	1,380,066	284,252
*	Wynn Resorts Ltd.	2,520,349	282,052
*	BJ's Wholesale Club Holdings Inc.	3,517,733	267,594
	Tapestry Inc.	6,177,090	266,294
	Service Corp. International	3,804,594	261,680
*	Floor & Decor Holdings Inc. Class A	2,640,059	259,307
[1]	Aramark	6,816,311	244,024
	Churchill Downs Inc.	880,229	226,263
	Williams-Sonoma Inc.	1,742,130	211,948
	Dick's Sporting Goods Inc.	1,487,655	211,083
*	DraftKings Inc. Class A	10,045,731	194,485
*	Crocs Inc.	1,535,090	194,097
	Texas Roadhouse Inc. Class A	1,750,749	189,186
	Whirlpool Corp.	1,426,273	188,297
	Interpublic Group of Cos. Inc.	5,039,439	187,669
	Gentex Corp.	6,127,201	171,745
*	Mattel Inc.	9,309,415	171,386
*	Planet Fitness Inc. Class A	2,183,073	169,559
	Tempur Sealy International Inc.	4,278,201	168,946
*	Skechers USA Inc. Class A	3,511,784	166,880
	Pool Corp.	485,430	166,231
	Toll Brothers Inc.	2,748,470	164,991
	Lithia Motors Inc. Class A	715,435	163,785
	Nexstar Media Group Inc. Class A	937,712	161,905
*	SiteOne Landscape Supply Inc.	1,176,962	161,091
	New York Times Co. Class A	4,093,491	159,155
	Polaris Inc.	1,418,935	156,977
*,1	GameStop Corp. Class A	6,775,252	155,966
*	Capri Holdings Ltd.	3,289,366	154,600
	Wyndham Hotels & Resorts Inc.	2,259,353	153,297
*	Norwegian Cruise Line Holdings Ltd.	11,027,459	148,319
	PVH Corp.	1,658,259	147,850
*	Light & Wonder Inc.	2,451,071	147,187
	Wingstop Inc.	783,300	143,798
	H&R Block Inc.	3,984,828	140,465
*	Alaska Air Group Inc.	3,337,172	140,028
*	Fox Factory Holding Corp.	1,106,223	134,262
	Academy Sports & Outdoors Inc.	2,045,001	133,436
*	AutoNation Inc.	981,824	131,918
	Murphy USA Inc.	511,168	131,907
*	Hyatt Hotels Corp. Class A	1,176,482	131,519
	U-Haul Holding Co. (XNYS)	2,533,141	131,343
	Harley-Davidson Inc.	3,442,458	130,710
*	American Airlines Group Inc.	8,521,495	125,692
	Macy's Inc.	7,094,516	124,083

		Shares	Market Value ($000)
	Vail Resorts Inc.	527,452	123,255
	Boyd Gaming Corp.	1,911,390	122,558
*	Asbury Automotive Group Inc.	579,203	121,633
	Newell Brands Inc.	9,742,188	121,193
	Marriott Vacations Worldwide Corp.	882,509	119,015
*	Penn Entertainment Inc.	3,993,064	118,434
*	Bright Horizons Family Solutions Inc.	1,511,377	116,361
*	Visteon Corp.	737,575	115,674
	Ralph Lauren Corp. Class A	967,754	112,908
*	RH	452,680	110,250
*	elf Beauty Inc.	1,324,836	109,100
	Lear Corp.	773,556	107,903
*	Coty Inc. Class A	8,922,578	107,606
*	Skyline Champion Corp.	1,418,289	106,698
	Meritage Homes Corp.	909,131	106,150
	Thor Industries Inc.	1,330,443	105,956
	Leggett & Platt Inc.	3,295,891	105,073
*	Duolingo Inc. Class A	736,693	105,045
	Bath & Body Works Inc.	2,839,437	103,867
	World Wrestling Entertainment Inc. Class A	1,134,489	103,533
*	Taylor Morrison Home Corp. Class A	2,692,455	103,013
*	Avis Budget Group Inc.	516,431	100,601
*	Hilton Grand Vacations Inc.	2,257,912	100,319
	TEGNA Inc.	5,845,130	98,841
	Choice Hotels International Inc.	836,772	98,061
	Wendy's Co.	4,458,262	97,101
	Foot Locker Inc.	2,442,190	96,931
*	Grand Canyon Education Inc.	812,162	92,505
	Hasbro Inc.	1,718,512	92,267
*	Peloton Interactive Inc. Class A	8,133,134	92,230
*	YETI Holdings Inc.	2,257,140	90,286
	Madison Square Garden Sports Corp.	455,910	88,834
	Signet Jewelers Ltd.	1,129,788	87,875
*	Goodyear Tire & Rubber Co.	7,406,693	81,622
	Group 1 Automotive Inc.	353,204	79,972
	KB Home	1,977,988	79,476
*	Lyft Inc. Class A	8,515,824	78,942
*	Topgolf Callaway Brands Corp.	3,628,158	78,441
*	Ollie's Bargain Outlet Holdings Inc.	1,328,831	76,992
	Penske Automotive Group Inc.	542,279	76,901
	Travel + Leisure Co.	1,927,843	75,571
	Columbia Sportswear Co.	813,428	73,404
*	Victoria's Secret & Co.	2,115,515	72,245
	Kontoor Brands Inc.	1,451,601	70,243
	LCI Industries	632,259	69,466
	Carter's Inc.	948,730	68,233
	Kohl's Corp.	2,891,613	68,069
*,1	AMC Entertainment Holdings Inc. Class A	13,546,002	67,865
*	Tri Pointe Homes Inc.	2,644,330	66,954
	Steven Madden Ltd.	1,834,434	66,040
[1]	Cracker Barrel Old Country Store Inc.	580,957	65,997
*	Sonos Inc.	3,332,723	65,388
	Inter Parfums Inc.	458,633	65,236
	Rush Enterprises Inc. Class A	1,166,198	63,674
*,1	Wayfair Inc. Class A	1,844,280	63,333
	Gap Inc.	6,210,774	62,356
*	JetBlue Airways Corp.	8,476,887	61,712
	Papa John's International Inc.	816,867	61,208

		Shares	Market Value ($000)
*	Dorman Products Inc.	699,021	60,298
*	Helen of Troy Ltd.	627,959	59,763
*	Frontdoor Inc.	2,132,816	59,463
	American Eagle Outfitters Inc.	4,414,604	59,332
*	LGI Homes Inc.	518,486	59,123
	MDC Holdings Inc.	1,520,130	59,087
	Bloomin' Brands Inc.	2,278,820	58,452
	Red Rock Resorts Inc. Class A	1,289,947	57,493
	Graham Holdings Co. Class B	95,451	56,874
*	SeaWorld Entertainment Inc.	919,591	56,380
*	Hertz Global Holdings Inc.	3,374,853	54,976
*	Shake Shack Inc. Class A	977,454	54,239
*	TripAdvisor Inc.	2,683,505	53,294
*	Gentherm Inc.	868,998	52,505
	Strategic Education Inc.	574,836	51,638
*	Chegg Inc.	3,146,579	51,289
*	ODP Corp.	1,139,040	51,234
	Dana Inc.	3,377,783	50,836
*	Leslie's Inc.	4,561,537	50,223
*,1	QuantumScape Corp. Class A	6,066,839	49,627
*	Six Flags Entertainment Corp.	1,850,486	49,426
	Spirit Airlines Inc.	2,856,564	49,047
	Hanesbrands Inc.	9,146,711	48,112
	Jack in the Box Inc.	539,291	47,236
*	Driven Brands Holdings Inc.	1,534,241	46,503
	PriceSmart Inc.	650,408	46,491
*	Under Armour Inc. Class A	4,840,355	45,935
*	Brinker International Inc.	1,154,044	43,854
*	Sally Beauty Holdings Inc.	2,810,652	43,790
*	Adtalem Global Education Inc.	1,130,765	43,670
	Laureate Education Inc. Class A	3,699,981	43,512
*	Urban Outfitters Inc.	1,569,160	43,497
*	Liberty Media Corp.-Liberty Formula One Class A	635,090	42,869
*	Under Armour Inc. Class C	5,015,932	42,786
	John Wiley & Sons Inc. Class A	1,096,869	42,526
	Cheesecake Factory Inc.	1,211,899	42,477
	Acushnet Holdings Corp.	827,466	42,151
*	Stride Inc.	1,072,509	42,096
*	Cinemark Holdings Inc.	2,839,081	41,990
	Levi Strauss & Co. Class A	2,275,128	41,476
	Oxford Industries Inc.	392,359	41,429
*	ACV Auctions Inc. Class A	3,175,104	40,991
[1]	Nordstrom Inc.	2,516,222	40,939
*	Madison Square Garden Entertainment Corp.	689,201	40,711
	Monro Inc.	822,437	40,653
*	Knowles Corp.	2,390,253	40,634
	MillerKnoll Inc.	1,979,810	40,487
*	Central Garden & Pet Co. Class A	1,030,654	40,268
*	KAR Auction Services Inc.	2,853,761	39,039
*	National Vision Holdings Inc.	2,067,596	38,953
*,1	Luminar Technologies Inc. Class A	5,914,983	38,388
*	Allegiant Travel Co.	409,895	37,702
*	Dave & Buster's Entertainment Inc.	1,012,169	37,238
*	Sabre Corp.	8,613,617	36,952
*	Abercrombie & Fitch Co. Class A	1,284,731	35,651
*	Cavco Industries Inc.	108,260	34,399
*,1	Dutch Bros Inc. Class A	1,074,520	33,987
*	Lions Gate Entertainment Corp. Class B	3,263,311	33,873

		Shares	Market Value ($000)
	Wolverine World Wide Inc.	1,966,154	33,523
	La-Z-Boy Inc.	1,130,974	32,889
*	Cars.com Inc.	1,647,858	31,804
[1]	Dillard's Inc. Class A	103,336	31,794
*	Coursera Inc.	2,747,539	31,652
*	PROG Holdings Inc.	1,259,921	29,974
*	Boot Barn Holdings Inc.	390,933	29,961
*	iRobot Corp.	683,381	29,823
*	SkyWest Inc.	1,324,071	29,355
*	PowerSchool Holdings Inc. Class A	1,466,012	29,056
	HNI Corp.	1,030,727	28,695
	Upbound Group Inc.	1,168,569	28,642
*	Revolve Group Inc. Class A	1,069,514	28,128
	Buckle Inc.	784,218	27,989
[1]	Krispy Kreme Inc.	1,764,654	27,440
	Matthews International Corp. Class A	758,419	27,349
*	Portillo's Inc. Class A	1,261,338	26,955
	Dine Brands Global Inc.	390,867	26,438
	Sturm Ruger & Co. Inc.	459,068	26,369
	Scholastic Corp.	764,423	26,159
*,1	Fisker Inc. Class A	4,242,244	26,047
*,1	Carvana Co. Class A	2,491,509	24,392
*	Overstock.com Inc.	1,173,142	23,780
*	Integral Ad Science Holding Corp.	1,605,545	22,911
*	American Axle & Manufacturing Holdings Inc.	2,840,782	22,186
	Camping World Holdings Inc. Class A	1,044,410	21,797
*	Figs Inc. Class A	3,321,136	20,558
*	Vista Outdoor Inc.	738,135	20,454
	Sonic Automotive Inc. Class A	375,875	20,425
*	Life Time Group Holdings Inc.	1,266,560	20,214
*	Sun Country Airlines Holdings Inc.	973,753	19,962
*	Corsair Gaming Inc.	1,054,065	19,342
	Steelcase Inc. Class A	2,294,212	19,317
*	Petco Health & Wellness Co. Inc. Class A	2,083,489	18,751
	Sinclair Broadcast Group Inc. Class A	1,076,594	18,474
*	Udemy Inc.	2,028,332	17,910
*	Lions Gate Entertainment Corp. Class A	1,614,761	17,875
*,1	Mister Car Wash Inc.	1,989,679	17,151
*	Sweetgreen Inc. Class A	2,172,426	17,032
*,1	Bowlero Corp.	1,002,136	16,986
*	BJ's Restaurants Inc.	579,867	16,897
*	Sleep Number Corp.	545,727	16,596
*	G-III Apparel Group Ltd.	1,053,302	16,379
*	GoPro Inc. Class A	3,188,850	16,040
*	EW Scripps Co. Class A	1,587,245	14,936
	U-Haul Holding Co.	236,994	14,137
[1]	Guess? Inc.	709,924	13,815
*	AMC Networks Inc. Class A	781,655	13,741
*	2U Inc.	1,962,838	13,445
*	Vizio Holding Corp. Class A	1,381,589	12,683
	Interface Inc. Class A	1,442,260	11,711
*	Hawaiian Holdings Inc.	1,271,975	11,651
	Designer Brands Inc. Class A	1,312,986	11,475
*	iHeartMedia Inc. Class A	2,860,250	11,155
*	Clear Channel Outdoor Holdings Inc.	9,292,385	11,151
*	Central Garden & Pet Co.	243,245	9,988
	Caleres Inc.	441,449	9,549
*	Sciplay Corp. Class A	559,764	9,494

		Shares	Market Value ($000)
*,1	SES AI Corp.	3,205,628	9,457
*	Qurate Retail Inc. Class A	8,749,230	8,642
*	Frontier Group Holdings Inc.	857,657	8,439
	Smith & Wesson Brands Inc.	600,731	7,395
*,1	Dream Finders Homes Inc. Class A	546,180	7,237
[1]	Cricut Inc. Class A	626,360	6,389
*	Children's Place Inc.	151,615	6,102
*	Genesco Inc.	156,344	5,766
*	Stitch Fix Inc. Class A	1,009,011	5,156
*,1	Arhaus Inc. Class A	556,454	4,613
*	Rush Street Interactive Inc.	1,431,443	4,452
*	Angi Inc. Class A	1,937,440	4,398
	Rush Enterprises Inc. Class B	67,591	4,048
[1]	Big Lots Inc.	359,297	3,938
*	Zumiez Inc.	204,321	3,768
*,1	ContextLogic Inc. Class A	7,510,715	3,348
*,1	Vacasa Inc. Class A	3,393,921	3,266
*,1	Canoo Inc.	4,582,484	2,991
*,1	Allbirds Inc. Class A	1,182,497	1,419
*	Brilliant Earth Group Inc. Class A	265,681	1,039
	Ritchie Bros Auctioneers Inc.	76	4
			17,905,476
Consumer Staples (3.4%)
	Bunge Ltd.	3,920,056	374,444
*	Performance Food Group Co.	4,085,391	246,512
*	Darling Ingredients Inc.	4,194,187	244,941
	Casey's General Stores Inc.	974,887	211,024
	Lamb Weston Holdings Inc.	1,881,969	196,703
*	US Foods Holding Corp.	5,282,475	195,135
	Ingredion Inc.	1,639,284	166,764
	Flowers Foods Inc.	4,698,159	128,777
*	Post Holdings Inc.	1,387,305	124,677
	Molson Coors Beverage Co. Class B	2,355,020	121,707
*	BellRing Brands Inc.	3,517,588	119,598
*	Simply Good Foods Co.	2,603,618	103,546
	Lancaster Colony Corp.	505,034	102,461
*	Sprouts Farmers Market Inc.	2,769,968	97,032
*	Celsius Holdings Inc.	997,336	92,692
*	Hostess Brands Inc. Class A	3,493,001	86,906
*	Boston Beer Co. Inc. Class A	240,542	79,066
*,1	Freshpet Inc.	1,193,889	79,023
*	TreeHouse Foods Inc.	1,468,184	74,040
	Spectrum Brands Holdings Inc.	1,073,095	71,060
	Energizer Holdings Inc.	1,868,944	64,852
*	Grocery Outlet Holding Corp.	2,291,635	64,762
	Coca-Cola Consolidated Inc.	120,446	64,448
	WD-40 Co.	355,563	63,308
	Cal-Maine Foods Inc.	981,694	59,775
	Edgewell Personal Care Co.	1,283,728	54,456
	Nu Skin Enterprises Inc. Class A	1,229,755	48,342
	J & J Snack Foods Corp.	302,103	44,778
	Vector Group Ltd.	3,478,117	41,772
*	United Natural Foods Inc.	1,567,348	41,300
*	Herbalife Nutrition Ltd.	2,564,382	41,287
*	Hain Celestial Group Inc.	2,342,516	40,174
	Reynolds Consumer Products Inc.	1,374,402	37,796
	Weis Markets Inc.	422,940	35,810
	Andersons Inc.	835,231	34,512

		Shares	Market Value ($000)
	Universal Corp.	611,553	32,345
*	National Beverage Corp.	611,909	32,260
	Fresh Del Monte Produce Inc.	1,003,575	30,218
	Medifast Inc.	284,461	29,490
[1]	B&G Foods Inc.	1,880,281	29,201
*,1	Beauty Health Co.	2,255,206	28,483
	Utz Brands Inc.	1,695,783	27,930
*,1	Beyond Meat Inc.	1,497,150	24,299
	Seaboard Corp.	6,066	22,869
*	Pilgrim's Pride Corp.	925,350	21,450
*	USANA Health Sciences Inc.	300,657	18,911
	Tootsie Roll Industries Inc.	373,291	16,764
*	Duckhorn Portfolio Inc.	1,051,941	16,726
*	Sovos Brands Inc.	929,473	15,504
	ACCO Brands Corp.	2,332,104	12,407
*	Olaplex Holdings Inc.	2,541,742	10,853
*,1	BRC Inc. Class A	996,742	5,123
*	Vital Farms Inc.	320,764	4,908
*,2	Fresh Market Inc.	709,594	—
			4,033,221
Energy (5.4%)
	Targa Resources Corp.	5,930,468	432,628
	APA Corp.	8,137,199	293,427
*	First Solar Inc.	1,325,080	288,205
	Chesapeake Energy Corp.	3,349,237	254,676
	Ovintiv Inc.	6,496,869	234,407
	HF Sinclair Corp.	3,939,580	190,597
	NOV Inc.	10,279,290	190,270
*	Antero Resources Corp.	6,954,060	160,569
	Range Resources Corp.	6,007,412	159,016
	PDC Energy Inc.	2,313,168	148,459
*	Southwestern Energy Co.	28,784,851	143,924
	Civitas Resources Inc.	2,099,209	143,460
	Murphy Oil Corp.	3,864,749	142,918
	ChampionX Corp.	5,197,745	141,015
	Matador Resources Co.	2,957,306	140,916
	Chord Energy Corp.	1,031,168	138,795
	Texas Pacific Land Corp.	80,598	137,099
	EQT Corp.	4,243,814	135,420
	PBF Energy Inc. Class A	3,037,610	131,711
	DT Midstream Inc.	2,535,311	125,168
*	Transocean Ltd.	18,055,341	114,832
*	Noble Corp. plc	2,813,701	111,057
*	Weatherford International plc	1,854,889	110,088
*	Denbury Inc.	1,239,077	108,580
*	Shoals Technologies Group Inc. Class A	4,383,341	99,896
	Magnolia Oil & Gas Corp. Class A	4,524,261	98,991
	SM Energy Co.	3,191,091	89,861
	Helmerich & Payne Inc.	2,460,855	87,976
	Antero Midstream Corp.	8,139,898	85,387
*	Peabody Energy Corp.	3,200,834	81,941
*	Array Technologies Inc.	3,741,272	81,859
	Arcosa Inc.	1,265,600	79,872
*,1	ChargePoint Holdings Inc.	7,153,711	74,899
	California Resources Corp.	1,922,785	74,027
	Cactus Inc. Class A	1,662,375	68,540
*	CNX Resources Corp.	4,229,703	67,760
	Equitrans Midstream Corp.	11,370,869	65,724

		Shares	Market Value ($000)
	Patterson-UTI Energy Inc.	5,591,264	65,418
	Arch Resources Inc.	458,229	60,239
	Alpha Metallurgical Resources Inc.	357,260	55,732
	Permian Resources Corp. Class A	5,306,761	55,721
*	Callon Petroleum Co.	1,613,007	53,939
	Liberty Energy Inc. Class A	4,148,061	53,137
	Warrior Met Coal Inc.	1,359,149	49,894
	New Fortress Energy Inc.	1,639,787	48,259
*	Oceaneering International Inc.	2,624,838	46,276
[1]	Sitio Royalties Corp.	1,998,979	45,177
	Delek US Holdings Inc.	1,825,040	41,885
*	Ameresco Inc. Class A	844,083	41,546
*	NexTier Oilfield Solutions Inc.	5,201,900	41,355
	World Fuel Services Corp.	1,540,973	39,372
	Archrock Inc.	3,898,829	38,091
*	NOW Inc.	2,892,789	32,255
*,1	SunPower Corp.	2,284,680	31,620
*,1	FuelCell Energy Inc.	10,644,135	30,336
*	NEXTracker Inc. Class A	777,998	28,210
	Comstock Resources Inc.	2,548,634	27,500
	Core Laboratories NV	1,223,925	26,987
	CVR Energy Inc.	786,909	25,795
*	Dril-Quip Inc.	890,791	25,557
	Enviva Inc.	786,345	22,710
*	Stem Inc.	3,832,108	21,728
*,1	Fluence Energy Inc. Class A	1,061,034	21,486
*	MRC Global Inc.	2,073,770	20,157
*	ProPetro Holding Corp.	2,552,631	18,353
	RPC Inc.	2,261,339	17,390
*	Helix Energy Solutions Group Inc.	1,880,607	14,556
*,1	EVgo Inc. Class A	1,803,289	14,048
[1]	Crescent Energy Co. Class A	1,005,161	11,368
	Vitesse Energy Inc.	595,575	11,334
[1]	Kinetik Holdings Inc. Class A	280,869	8,791
*,1	Tellurian Inc.	6,591,438	8,107
*,1	Atlas Energy Solutions Inc. Class A	458,416	7,807
*	ProFrac Holding Corp. Class A	566,578	7,178
*,1	OPAL Fuels Inc. Class A	301,677	2,103
*	Denbury Inc. Warrants Exp. 9/18/23	2	—
			6,405,387
Financials (13.1%)
	First Citizens BancShares Inc. Class A	264,885	257,760
	First Horizon Corp.	14,051,089	249,828
	Reinsurance Group of America Inc.	1,744,777	231,637
	American Financial Group Inc.	1,895,045	230,248
	RenaissanceRe Holdings Ltd.	1,144,066	229,202
	Carlyle Group Inc.	6,671,412	207,214
	East West Bancorp Inc.	3,688,382	204,705
	Invesco Ltd.	11,899,728	195,156
	SEI Investments Co.	3,161,358	181,936
	Voya Financial Inc.	2,542,755	181,705
	Webster Financial Corp.	4,553,769	179,510
	Old Republic International Corp.	7,165,929	178,933
	Unum Group	4,388,530	173,610
	Kinsale Capital Group Inc.	573,805	172,228
	Commerce Bancshares Inc.	2,938,594	171,467
	Brown & Brown Inc.	2,964,347	170,213
	Primerica Inc.	965,565	166,309

		Shares	Market Value ($000)
	Assurant Inc.	1,384,986	166,295
	Cullen/Frost Bankers Inc.	1,515,743	159,668
	Stifel Financial Corp.	2,652,546	156,739
*	Robinhood Markets Inc. Class A	16,014,012	155,496
	Erie Indemnity Co. Class A	664,779	154,003
	New York Community Bancorp Inc.	16,935,484	153,097
	AGNC Investment Corp.	15,041,793	151,621
	Selective Insurance Group Inc.	1,579,076	150,533
	RLI Corp.	1,128,135	149,940
	Comerica Inc.	3,437,372	149,251
	First American Financial Corp.	2,564,027	142,714
	SouthState Corp.	1,980,969	141,164
	Prosperity Bancshares Inc.	2,269,649	139,629
[1]	Starwood Property Trust Inc.	7,698,493	136,186
	Morningstar Inc.	666,475	135,314
	Affiliated Managers Group Inc.	938,234	133,623
	Jefferies Financial Group Inc.	4,168,106	132,296
	Blue Owl Capital Inc. Class A	11,648,233	129,062
	Globe Life Inc.	1,135,854	124,967
	United Bankshares Inc.	3,525,949	124,113
	Glacier Bancorp Inc.	2,899,344	121,801
*,1	SoFi Technologies Inc.	19,551,605	118,678
	OneMain Holdings Inc.	3,161,703	117,236
	Columbia Banking System Inc.	5,442,882	116,587
	Zions Bancorp NA	3,890,151	116,432
	Wintrust Financial Corp.	1,590,891	116,055
	Houlihan Lokey Inc. Class A	1,320,194	115,504
	First Financial Bankshares Inc.	3,548,088	113,184
	Synovus Financial Corp.	3,616,905	111,509
	Old National Bancorp	7,665,199	110,532
	FNB Corp.	9,431,871	109,410
	Axis Capital Holdings Ltd.	1,994,104	108,719
	Popular Inc.	1,880,314	107,949
	Hanover Insurance Group Inc.	838,544	107,753
	Essent Group Ltd.	2,687,269	107,625
	Pinnacle Financial Partners Inc.	1,902,056	104,917
	Valley National Bancorp	11,263,897	104,078
	Home BancShares Inc.	4,790,639	104,005
	MGIC Investment Corp.	7,598,371	101,970
	Bank OZK	2,912,935	99,622
	Lincoln National Corp.	4,429,214	99,524
	Rithm Capital Corp.	12,401,287	99,210
	Cadence Bank	4,774,928	99,128
	Western Alliance Bancorp	2,725,170	96,853
	Evercore Inc. Class A	812,904	93,793
	Lazard Ltd. Class A	2,803,348	92,819
	FirstCash Holdings Inc.	969,081	92,421
	Janus Henderson Group plc	3,468,357	92,397
	Kemper Corp.	1,673,989	91,500
	Radian Group Inc.	4,109,814	90,827
	Ally Financial Inc.	3,525,074	89,854
	Federated Hermes Inc. Class B	2,211,817	88,782
*	Ryan Specialty Holdings Inc. Class A	2,205,725	88,758
	White Mountains Insurance Group Ltd.	64,088	88,281
	Jackson Financial Inc. Class A	2,173,156	81,298
	United Community Banks Inc.	2,859,931	80,421
	SLM Corp.	6,311,690	78,202
*	Brighthouse Financial Inc.	1,771,781	78,153

		Shares	Market Value ($000)
	Hancock Whitney Corp.	2,130,471	77,549
	American Equity Investment Life Holding Co.	2,108,432	76,937
[1]	Blackstone Mortgage Trust Inc. Class A	4,286,941	76,522
	Assured Guaranty Ltd.	1,491,699	74,988
	Independent Bank Corp.	1,134,704	74,459
	Community Bank System Inc.	1,406,375	73,821
*,1	Credit Acceptance Corp.	167,889	73,206
	ServisFirst Bancshares Inc.	1,281,422	70,004
	First Hawaiian Inc.	3,332,797	68,756
	Atlantic Union Bankshares Corp.	1,955,016	68,523
	Associated Banc-Corp	3,742,594	67,292
*	Focus Financial Partners Inc. Class A	1,293,750	67,107
*	Mr Cooper Group Inc.	1,631,459	66,841
	First Interstate BancSystem Inc. Class A	2,186,913	65,301
*	Genworth Financial Inc. Class A	12,964,683	65,083
	Moelis & Co. Class A	1,674,688	64,375
	CNO Financial Group Inc.	2,842,903	63,084
	Ameris Bancorp	1,723,967	63,063
*	Enstar Group Ltd.	272,018	63,051
	International Bancshares Corp.	1,463,503	62,667
	Cathay General Bancorp	1,808,426	62,427
	Hamilton Lane Inc. Class A	842,473	62,326
*	Texas Capital Bancshares Inc.	1,262,010	61,788
	Piper Sandler Cos.	445,084	61,693
	WSFS Financial Corp.	1,612,506	60,646
	Fulton Financial Corp.	4,382,840	60,571
	Pacific Premier Bancorp Inc.	2,487,572	59,751
	Walker & Dunlop Inc.	778,776	59,319
	UMB Financial Corp.	1,015,537	58,617
	CVB Financial Corp.	3,476,278	57,984
	Simmons First National Corp. Class A	3,159,799	55,265
*	Axos Financial Inc.	1,491,800	55,077
	First Bancorp	4,781,697	54,607
	Bank of Hawaii Corp.	1,047,043	54,530
	Artisan Partners Asset Management Inc. Class A	1,688,353	53,994
	Eastern Bankshares Inc.	4,150,757	52,383
	BOK Financial Corp.	615,972	51,994
	Washington Federal Inc.	1,711,975	51,565
	First Financial Bancorp	2,359,413	51,364
	First Merchants Corp.	1,549,031	51,041
[1]	Arbor Realty Trust Inc.	4,237,352	48,687
	Banner Corp.	895,167	48,670
	TPG Inc. Class A	1,579,553	46,328
	Virtu Financial Inc. Class A	2,435,941	46,039
	Towne Bank	1,713,338	45,660
	Park National Corp.	383,171	45,433
	WesBanco Inc.	1,472,369	45,202
	BGC Partners Inc. Class A	8,480,535	44,353
	BankUnited Inc.	1,956,819	44,185
	Renasant Corp.	1,391,925	42,565
	Independent Bank Group Inc.	916,719	42,490
	PJT Partners Inc. Class A	575,415	41,539
*,1	Trupanion Inc.	967,283	41,487
*	BRP Group Inc. Class A	1,609,109	40,968
	Navient Corp.	2,553,457	40,830
	Cohen & Steers Inc.	637,961	40,804
	Northwest Bancshares Inc.	3,327,421	40,029
*,1	Riot Platforms Inc.	3,948,338	39,444

		Shares	Market Value ($000)
	BancFirst Corp.	473,684	39,363
*	Cannae Holdings Inc.	1,942,225	39,194
*	PRA Group Inc.	970,013	37,792
	Two Harbors Investment Corp.	2,531,475	37,238
[1]	Claros Mortgage Trust Inc.	3,102,448	36,144
	NBT Bancorp Inc.	1,066,351	35,947
	Provident Financial Services Inc.	1,871,107	35,888
	Horace Mann Educators Corp.	1,071,757	35,882
	Trustmark Corp.	1,438,342	35,527
	Hilltop Holdings Inc.	1,186,980	35,218
	PennyMac Financial Services Inc.	590,096	35,176
	Apollo Commercial Real Estate Finance Inc.	3,702,949	34,474
	Virtus Investment Partners Inc.	180,225	34,313
[1]	Chimera Investment Corp.	6,079,412	34,288
	StepStone Group Inc. Class A	1,399,301	33,961
	City Holding Co.	367,053	33,358
	National Bank Holdings Corp. Class A	986,006	32,992
	First Commonwealth Financial Corp.	2,561,921	31,845
*	Clearwater Analytics Holdings Inc. Class A	1,975,414	31,528
	OFG Bancorp	1,247,471	31,112
	Compass Diversified Holdings	1,609,474	30,709
	PacWest Bancorp	3,152,669	30,675
	S&T Bancorp Inc.	971,445	30,552
	Employers Holdings Inc.	713,306	29,738
	Westamerica Bancorp	670,466	29,702
*	Encore Capital Group Inc.	581,259	29,325
[1]	Safehold Inc.	998,393	29,323
	Hope Bancorp Inc.	2,977,728	29,241
*,1	Upstart Holdings Inc.	1,805,164	28,684
	Nelnet Inc. Class A	312,032	28,673
	PennyMac Mortgage Investment Trust	2,320,896	28,617
*	Goosehead Insurance Inc. Class A	542,709	28,329
	Ladder Capital Corp. Class A	2,986,464	28,222
	Berkshire Hills Bancorp Inc.	1,099,810	27,561
	Eagle Bancorp Inc.	822,360	27,524
	Safety Insurance Group Inc.	368,763	27,480
[1]	ARMOUR Residential REIT Inc.	5,033,768	26,427
	MFA Financial Inc.	2,657,552	26,363
	ProAssurance Corp.	1,408,276	26,025
*,1	Avantax Inc.	985,478	25,938
	Franklin BSP Realty Trust Inc.	2,165,454	25,834
*,1	Marathon Digital Holdings Inc.	2,896,863	25,261
	Argo Group International Holdings Ltd.	823,379	24,117
	Brookline Bancorp Inc.	2,208,462	23,189
	Mercury General Corp.	722,614	22,936
	Capitol Federal Financial Inc.	3,375,572	22,718
*	Oscar Health Inc. Class A	3,301,738	21,593
	Tompkins Financial Corp.	303,291	20,081
	Redwood Trust Inc.	2,963,210	19,972
*	Open Lending Corp. Class A	2,801,674	19,724
	Enact Holdings Inc.	849,592	19,422
*	LendingClub Corp.	2,642,084	19,049
	WisdomTree Inc.	3,249,523	19,042
	BrightSpire Capital Inc. Class A	3,194,603	18,848
	TFS Financial Corp.	1,462,632	18,473
*	Columbia Financial Inc.	995,050	18,190
*	AssetMark Financial Holdings Inc.	577,939	18,176
*	Ambac Financial Group Inc.	1,173,173	18,161

		Shares	Market Value ($000)
	Heartland Financial USA Inc.	471,098	18,071
*,1	Lemonade Inc.	1,263,847	18,022
*	SiriusPoint Ltd.	2,116,113	17,204
*	Palomar Holdings Inc.	310,193	17,123
	United Fire Group Inc.	624,659	16,585
*	Triumph Financial Inc.	271,153	15,743
	Broadmark Realty Capital Inc.	3,293,940	15,482
	KKR Real Estate Finance Trust Inc.	1,262,219	14,377
	Northfield Bancorp Inc.	1,114,215	13,125
	Kearny Financial Corp.	1,582,793	12,852
	National Western Life Group Inc. Class A	49,756	12,072
	Central Pacific Financial Corp.	670,272	11,998
	TPG RE Finance Trust Inc.	1,613,406	11,713
[1]	Invesco Mortgage Capital Inc.	1,011,232	11,215
	P10 Inc. Class A	1,063,736	10,754
	Live Oak Bancshares Inc.	429,592	10,469
	Victory Capital Holdings Inc. Class A	351,317	10,283
[1]	UWM Holdings Corp. Class A	2,053,433	10,082
*	World Acceptance Corp.	105,404	8,779
	GCM Grosvenor Inc. Class A	1,085,423	8,477
*,1	Hagerty Inc. Class A	541,680	4,734
*	LendingTree Inc.	142,748	3,806
*	Star Holdings	165,103	2,871
	loanDepot Inc. Class A	1,324,959	2,133
	Associated Capital Group Inc. Class A	43,286	1,599
*,1	Bakkt Holdings Inc.	772,574	1,329
*,1	Silvergate Capital Corp. Class A	594,754	963
	Signature Bank	521,899	96
			15,334,534
Health Care (11.6%)
*	Exact Sciences Corp.	4,663,706	316,246
	Bio-Techne Corp.	4,115,444	305,325
*	Sarepta Therapeutics Inc.	2,182,301	300,787
*	United Therapeutics Corp.	1,211,662	271,364
*	Penumbra Inc.	949,035	264,487
*	Neurocrine Biosciences Inc.	2,527,595	255,843
*	Repligen Corp.	1,381,317	232,559
*	Jazz Pharmaceuticals plc	1,565,292	229,049
*	Masimo Corp.	1,237,923	228,446
	DENTSPLY SIRONA Inc.	5,623,670	220,898
	Bruker Corp.	2,694,058	212,400
	Chemed Corp.	389,114	209,246
*	Shockwave Medical Inc.	945,849	205,088
*	Inspire Medical Systems Inc.	760,100	177,917
*	Envista Holdings Corp.	4,271,181	174,606
*	Acadia Healthcare Co. Inc.	2,380,696	172,005
*	Apellis Pharmaceuticals Inc.	2,546,139	167,943
*	Novocure Ltd.	2,759,593	165,962
*	Exelixis Inc.	8,481,608	164,628
*	Tenet Healthcare Corp.	2,676,535	159,040
	Organon & Co.	6,656,530	156,562
*	Natera Inc.	2,745,793	152,446
*	Lantheus Holdings Inc.	1,767,434	145,919
	Encompass Health Corp.	2,611,085	141,260
*	Karuna Therapeutics Inc.	774,479	140,676
*	Oak Street Health Inc.	3,497,717	135,292
*	Halozyme Therapeutics Inc.	3,542,447	135,286
*	10X Genomics Inc. Class A	2,414,925	134,729

		Shares	Market Value ($000)
*	Charles River Laboratories International Inc.	667,075	134,629
*	Option Care Health Inc.	4,228,284	134,333
	Ensign Group Inc.	1,385,464	132,367
*	HealthEquity Inc.	2,215,045	130,045
*,1	agilon health Inc.	5,388,983	127,988
*	Ionis Pharmaceuticals Inc.	3,554,128	127,025
	Perrigo Co. plc	3,523,713	126,396
*	Alkermes plc	4,302,282	121,281
*	Intra-Cellular Therapies Inc.	2,230,676	120,791
*	Elanco Animal Health Inc.	12,411,277	116,666
*	QuidelOrtho Corp.	1,305,320	116,291
*	Globus Medical Inc. Class A	2,037,194	115,387
*	Medpace Holdings Inc.	609,351	114,588
*	Merit Medical Systems Inc.	1,489,158	110,123
*	Haemonetics Corp.	1,320,025	109,232
*	DaVita Inc.	1,301,150	105,536
*	Integra LifeSciences Holdings Corp.	1,815,712	104,240
	Universal Health Services Inc. Class B	797,477	101,359
	Premier Inc. Class A	3,110,351	100,682
*	Teladoc Health Inc.	3,835,448	99,338
*	ICU Medical Inc.	596,165	98,343
*	Syneos Health Inc.	2,701,742	96,236
*	Neogen Corp.	5,090,884	94,283
*	PTC Therapeutics Inc.	1,931,836	93,578
*	iRhythm Technologies Inc.	748,611	92,850
*	Madrigal Pharmaceuticals Inc.	379,724	91,992
*,1	Doximity Inc. Class A	2,795,545	90,520
*	IVERIC bio Inc.	3,561,192	86,644
	CONMED Corp.	798,173	82,898
*	Cytokinetics Inc.	2,352,872	82,798
*	Intellia Therapeutics Inc.	2,188,473	81,564
*	Amicus Therapeutics Inc.	7,352,551	81,540
*	Prestige Consumer Healthcare Inc.	1,300,361	81,442
*	STAAR Surgical Co.	1,262,311	80,725
*	Azenta Inc.	1,808,375	80,690
*	Evolent Health Inc. Class A	2,383,159	77,334
*	Axonics Inc.	1,296,186	70,720
*	Blueprint Medicines Corp.	1,569,978	70,633
*	Certara Inc.	2,924,845	70,518
*	Ultragenyx Pharmaceutical Inc.	1,746,012	70,015
*	Inari Medical Inc.	1,123,321	69,354
	Select Medical Holdings Corp.	2,662,653	68,830
*	Tandem Diabetes Care Inc.	1,688,743	68,580
*	Omnicell Inc.	1,168,685	68,567
*	Arrowhead Pharmaceuticals Inc.	2,693,101	68,405
*	Enovis Corp.	1,277,166	68,316
*	Integer Holdings Corp.	869,663	67,399
*	Pacific Biosciences of California Inc.	5,733,248	66,391
*	Vaxcyte Inc.	1,756,888	65,848
*	Reata Pharmaceuticals Inc. Class A	705,781	64,170
*	Amedisys Inc.	851,929	62,659
*	Surgery Partners Inc.	1,815,619	62,584
*	Progyny Inc.	1,944,773	62,466
*	Denali Therapeutics Inc.	2,666,187	61,429
	Patterson Cos. Inc.	2,286,319	61,205
*	Insmed Inc.	3,570,240	60,873
*	Vir Biotechnology Inc.	2,615,253	60,857
*	Guardant Health Inc.	2,552,448	59,829

		Shares	Market Value ($000)
*	ACADIA Pharmaceuticals Inc.	3,178,644	59,822
*	Glaukos Corp.	1,187,174	59,477
*	NuVasive Inc.	1,365,768	56,420
*,1	Axsome Therapeutics Inc.	909,164	56,077
*	REVOLUTION Medicines Inc.	2,588,940	56,076
*	Sage Therapeutics Inc.	1,328,452	55,742
*	NeoGenomics Inc.	3,140,123	54,670
*	Beam Therapeutics Inc.	1,752,329	53,656
*,1	Corcept Therapeutics Inc.	2,395,099	51,878
*	TG Therapeutics Inc.	3,423,238	51,485
*	Mirati Therapeutics Inc.	1,356,433	50,432
*	Relay Therapeutics Inc.	3,018,814	49,720
*	Prometheus Biosciences Inc.	460,468	49,417
*	Supernus Pharmaceuticals Inc.	1,344,135	48,698
*	Bridgebio Pharma Inc.	2,936,587	48,689
*	AtriCure Inc.	1,158,061	48,002
*	Myriad Genetics Inc.	2,015,189	46,813
*	Pacira BioSciences Inc.	1,141,134	46,570
*	Sotera Health Co.	2,584,908	46,296
*	Xencor Inc.	1,568,978	43,759
*,1	Ginkgo Bioworks Holdings Inc. Class A	32,246,869	42,888
*	CorVel Corp.	224,638	42,744
	Embecta Corp.	1,499,328	42,161
*	Veracyte Inc.	1,879,227	41,907
*	FibroGen Inc.	2,214,688	41,326
*	Privia Health Group Inc.	1,495,792	41,299
*	Maravai LifeSciences Holdings Inc. Class A	2,928,472	41,028
*	R1 RCM Inc.	2,728,410	40,926
*	Amylyx Pharmaceuticals Inc.	1,388,001	40,724
*	Apollo Medical Holdings Inc.	1,113,935	40,625
*	Cerevel Therapeutics Holdings Inc.	1,641,448	40,035
*	Silk Road Medical Inc.	948,839	37,128
*	Avanos Medical Inc.	1,220,791	36,306
*	Ironwood Pharmaceuticals Inc. Class A	3,433,402	36,119
*	Agios Pharmaceuticals Inc.	1,449,434	33,293
*	Arvinas Inc.	1,187,223	32,435
*	Nevro Corp.	885,388	32,007
*	SpringWorks Therapeutics Inc.	1,226,946	31,582
*	Hims & Hers Health Inc.	3,136,654	31,116
*	Ligand Pharmaceuticals Inc.	420,900	30,961
*	Pediatrix Medical Group Inc.	2,068,548	30,842
*	Kymera Therapeutics Inc.	1,013,279	30,023
*	Adaptive Biotechnologies Corp.	3,381,096	29,855
*	Harmony Biosciences Holdings Inc.	859,272	28,055
*	Treace Medical Concepts Inc.	1,106,643	27,876
*	Owens & Minor Inc.	1,901,552	27,668
	Healthcare Services Group Inc.	1,952,411	27,080
*	PROCEPT BioRobotics Corp.	938,879	26,664
*	AdaptHealth Corp. Class A	1,944,315	24,168
*	NextGen Healthcare Inc.	1,378,821	24,005
*	Outset Medical Inc.	1,275,885	23,476
*,1	Warby Parker Inc. Class A	2,128,253	22,538
*	Iovance Biotherapeutics Inc.	3,501,419	21,394
*	Twist Bioscience Corp.	1,412,669	21,303
*	Phreesia Inc.	653,857	21,113
*	Immunovant Inc.	1,358,590	21,072
	National HealthCare Corp.	360,558	20,938
*	BioCryst Pharmaceuticals Inc.	2,432,659	20,288

		Shares	Market Value ($000)
*	Cytek Biosciences Inc.	2,111,370	19,403
*	REGENXBIO Inc.	1,017,011	19,232
*	Zentalis Pharmaceuticals Inc.	1,117,008	19,213
*	Varex Imaging Corp.	1,046,350	19,033
*	Recursion Pharmaceuticals Inc. Class A	2,845,155	18,977
*,1	EQRx Inc.	9,565,074	18,556
*	Innoviva Inc.	1,638,589	18,434
*	Enhabit Inc.	1,294,785	18,010
*	HealthStream Inc.	638,470	17,303
*	23andMe Holding Co. Class A	7,158,545	16,321
*	Theravance Biopharma Inc.	1,493,547	16,205
*,1	OPKO Health Inc.	11,076,662	16,172
*	Health Catalyst Inc.	1,356,870	15,835
*,1	ProKidney Corp. Class A	1,366,015	15,463
*,1	Novavax Inc.	2,218,379	15,373
*	Verve Therapeutics Inc.	1,044,973	15,069
*,1	LifeStance Health Group Inc.	1,977,116	14,690
*	Alignment Healthcare Inc.	2,198,959	13,985
*,1	Agiliti Inc.	869,936	13,902
*	Brookdale Senior Living Inc.	4,682,180	13,812
*	American Well Corp. Class A	5,792,526	13,670
*	Rocket Pharmaceuticals Inc.	770,437	13,198
*	Editas Medicine Inc. Class A	1,805,074	13,087
*	Fate Therapeutics Inc.	2,175,060	12,398
*	Accolade Inc.	858,409	12,344
*	CareDx Inc.	1,327,335	12,132
*	Emergent BioSolutions Inc.	1,168,332	12,104
*	GoodRx Holdings Inc. Class A	1,847,110	11,544
*	Arcus Biosciences Inc.	611,730	11,158
*	AnaptysBio Inc.	486,998	10,597
*	Alector Inc.	1,612,904	9,984
*	Multiplan Corp.	9,273,505	9,830
*	Nuvalent Inc. Class A	364,289	9,504
*,1	Allogene Therapeutics Inc.	1,875,352	9,264
*	Kiniksa Pharmaceuticals Ltd. Class A	807,467	8,688
*,1	Lyell Immunopharma Inc.	3,590,653	8,474
*	Day One Biopharmaceuticals Inc.	621,752	8,313
*,1	Sana Biotechnology Inc.	2,500,310	8,176
	Phibro Animal Health Corp. Class A	530,387	8,126
*	Clover Health Investments Corp. Class A	9,063,131	7,659
*	Cullinan Oncology Inc.	667,130	6,825
*,1	Butterfly Network Inc.	3,428,888	6,446
*	Amneal Pharmaceuticals Inc.	3,579,004	4,975
*	Pulmonx Corp.	441,854	4,940
*,1	Erasca Inc.	1,606,052	4,834
*,1	Innovage Holding Corp.	537,700	4,291
*,1	Invitae Corp.	3,167,745	4,276
*,1	Cano Health Inc.	4,494,745	4,090
*,1	ImmunityBio Inc.	2,101,523	3,825
*	Inogen Inc.	284,152	3,546
*	Sangamo Therapeutics Inc.	1,872,770	3,296
*,1	Prime Medicine Inc.	246,519	3,032
*	NGM Biopharmaceuticals Inc.	586,932	2,395
*	Allovir Inc.	488,832	1,926
*	Nektar Therapeutics Class A	2,453,255	1,724
*,1	Design Therapeutics Inc.	182,812	1,055
*,1	Gossamer Bio Inc.	679,344	856
*,1	P3 Health Partners Inc.	301,547	320

		Shares	Market Value ($000)
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	—
*,2	OmniAb Inc. 12.5 Earnout	156,690	—
*,2	OmniAb Inc. 15 Earnout	156,690	—
			13,613,948
Industrials (21.3%)
	IDEX Corp.	1,976,036	456,524
*	Fair Isaac Corp.	625,266	439,368
*	Axon Enterprise Inc.	1,676,032	376,856
*	Builders FirstSource Inc.	3,851,413	341,928
	Booz Allen Hamilton Holding Corp. Class A	3,461,293	320,827
	Graco Inc.	4,390,045	320,517
	Toro Co.	2,738,899	304,456
	Carlisle Cos. Inc.	1,338,514	302,598
	Nordson Corp.	1,348,604	299,741
	RPM International Inc.	3,377,864	294,685
	AECOM	3,453,592	291,207
	Watsco Inc.	870,548	276,974
	Lincoln Electric Holdings Inc.	1,506,662	254,777
*	WillScot Mobile Mini Holdings Corp.	5,384,670	252,433
	Allegion plc	2,299,432	245,418
	Regal Rexnord Corp.	1,703,616	239,750
	Pentair plc	4,305,828	237,983
	Owens Corning	2,375,450	227,568
	Knight-Swift Transportation Holdings Inc. Class A	4,000,669	226,358
	A O Smith Corp.	3,270,463	226,152
	AGCO Corp.	1,659,302	224,338
	Genpact Ltd.	4,786,716	221,242
*	Paylocity Holding Corp.	1,094,545	217,574
	Huntington Ingalls Industries Inc.	1,042,923	215,906
	Robert Half International Inc.	2,677,441	215,721
	Cognex Corp.	4,289,555	212,547
	Lennox International Inc.	835,481	209,940
*	WEX Inc.	1,140,794	209,781
	Donaldson Co. Inc.	3,183,847	208,033
*	Middleby Corp.	1,410,007	206,721
	WESCO International Inc.	1,337,244	206,658
	Howmet Aerospace Inc.	4,853,896	205,660
	Graphic Packaging Holding Co.	8,036,828	204,859
	Tetra Tech Inc.	1,392,804	204,617
	EMCOR Group Inc.	1,247,746	202,871
	AptarGroup Inc.	1,711,396	202,270
	Sensata Technologies Holding plc	3,990,326	199,596
	Fortune Brands Innovations Inc.	3,350,254	196,760
*	Saia Inc.	694,215	188,882
	nVent Electric plc	4,358,997	187,175
	ITT Inc.	2,164,135	186,765
	Valmont Industries Inc.	558,219	178,228
	Berry Global Group Inc.	3,017,699	177,742
	Curtiss-Wright Corp.	1,001,565	176,536
*	Axalta Coating Systems Ltd.	5,783,873	175,193
*	Generac Holdings Inc.	1,619,568	174,930
	Littelfuse Inc.	648,320	173,808
	Sealed Air Corp.	3,767,410	172,962
*	TopBuild Corp.	828,775	172,501
	Hubbell Inc. Class B	701,189	170,606
	Landstar System Inc.	940,005	168,505
*	FTI Consulting Inc.	843,419	166,449
	MDU Resources Group Inc.	5,320,941	162,182

		Shares	Market Value ($000)
	Advanced Drainage Systems Inc.	1,913,335	161,122
*	GXO Logistics Inc.	3,108,388	156,849
	Sonoco Products Co.	2,551,897	155,666
	MKS Instruments Inc.	1,740,415	154,236
	Acuity Brands Inc.	838,708	153,257
	Brunswick Corp.	1,862,066	152,689
	Woodward Inc.	1,563,064	152,196
	BWX Technologies Inc.	2,388,709	150,584
*	Atkore Inc.	1,033,816	145,230
*	MasTec Inc.	1,535,434	145,006
	Jack Henry & Associates Inc.	954,975	143,934
	Applied Industrial Technologies Inc.	1,010,214	143,582
	Oshkosh Corp.	1,712,361	142,434
	Crane Holdings Co.	1,248,793	141,738
*	Mohawk Industries Inc.	1,413,447	141,656
*	Trex Co. Inc.	2,872,121	139,786
*	Chart Industries Inc.	1,113,844	139,676
*	Euronet Worldwide Inc.	1,238,714	138,612
	Eagle Materials Inc.	943,308	138,430
	Comfort Systems USA Inc.	935,125	136,491
*	ExlService Holdings Inc.	827,930	133,984
*	ATI Inc.	3,386,389	133,627
	Exponent Inc.	1,325,266	132,116
	MSA Safety Inc.	974,933	130,154
	Maximus Inc.	1,590,369	125,162
	Simpson Manufacturing Co. Inc.	1,114,986	122,247
	Watts Water Technologies Inc. Class A	714,713	120,300
	Flowserve Corp.	3,413,501	116,059
	Silgan Holdings Inc.	2,160,226	115,939
*	Fluor Corp.	3,724,753	115,132
	Insperity Inc.	941,210	114,404
*	Aerojet Rocketdyne Holdings Inc.	2,004,779	112,608
	Vontier Corp.	4,062,766	111,076
*	API Group Corp.	4,897,010	110,085
*	Kirby Corp.	1,570,473	109,462
	ManpowerGroup Inc.	1,324,701	109,328
	Western Union Co.	9,777,542	109,020
	Allison Transmission Holdings Inc.	2,403,524	108,735
	Air Lease Corp. Class A	2,758,097	108,586
	AAON Inc.	1,113,748	107,688
	Ryder System Inc.	1,150,668	102,686
*	ASGN Inc.	1,240,931	102,588
	GATX Corp.	924,030	101,662
*	Shift4 Payments Inc. Class A	1,317,820	99,891
	MSC Industrial Direct Co. Inc. Class A	1,176,535	98,829
	Belden Inc.	1,120,053	97,187
	Franklin Electric Co. Inc.	1,027,383	96,677
	HB Fuller Co.	1,407,715	96,358
	Spirit AeroSystems Holdings Inc. Class A	2,754,398	95,109
	Maxar Technologies Inc.	1,857,157	94,826
	Badger Meter Inc.	766,636	93,392
	Triton International Ltd.	1,475,013	93,250
	EnerSys	1,068,983	92,873
*	O-I Glass Inc.	4,039,225	91,731
	Louisiana-Pacific Corp.	1,690,461	91,640
*	XPO Inc.	2,871,465	91,600
	John Bean Technologies Corp.	832,473	90,981
*	Bloom Energy Corp. Class A	4,484,551	89,377

		Shares	Market Value ($000)
*	AMN Healthcare Services Inc.	1,074,737	89,160
*	Summit Materials Inc. Class A	3,098,538	88,277
	Esab Corp.	1,493,668	88,231
*	Alight Inc. Class A	9,367,527	86,275
	Federal Signal Corp.	1,586,753	86,018
	Armstrong World Industries Inc.	1,189,228	84,721
	Encore Wire Corp.	454,243	84,185
	Terex Corp.	1,678,029	81,183
*	ACI Worldwide Inc.	2,940,638	79,338
*	SPX Technologies Inc.	1,123,422	79,291
	Zurn Elkay Water Solutions Corp.	3,687,023	78,755
[1]	Otter Tail Corp.	1,089,351	78,727
	Herc Holdings Inc.	686,054	78,142
	ABM Industries Inc.	1,729,781	77,736
	Hillenbrand Inc.	1,634,726	77,699
	Brink's Co.	1,154,960	77,151
*	TriNet Group Inc.	941,966	75,932
	Moog Inc. Class A	751,558	75,719
*	Beacon Roofing Supply Inc.	1,277,346	75,172
	Forward Air Corp.	695,894	74,990
*	AZEK Co. Inc. Class A	3,155,992	74,292
*	Mercury Systems Inc.	1,444,982	73,867
	Albany International Corp. Class A	814,164	72,754
	Korn Ferry	1,379,620	71,382
	UniFirst Corp.	395,108	69,630
*	Dycom Industries Inc.	734,851	68,819
*	Flywire Corp.	2,322,288	68,182
*	Hub Group Inc. Class A	811,666	68,131
	Werner Enterprises Inc.	1,488,857	67,728
	Installed Building Products Inc.	592,718	67,588
*	Resideo Technologies Inc.	3,646,059	66,650
*	Verra Mobility Corp. Class A	3,922,276	66,365
*	Itron Inc.	1,182,492	65,569
	ESCO Technologies Inc.	675,461	64,473
*	GMS Inc.	1,089,610	63,077
	FTAI Aviation Ltd.	2,217,257	61,994
	Brady Corp. Class A	1,148,522	61,710
*	RXO Inc.	3,046,315	59,830
	McGrath RentCorp	638,557	59,584
*,1	Affirm Holdings Inc. Class A	5,203,942	58,648
*	Marqeta Inc. Class A	12,831,382	58,639
	Kennametal Inc.	2,107,715	58,131
*	AeroVironment Inc.	625,570	57,340
	EVERTEC Inc.	1,697,158	57,279
	Mueller Water Products Inc. Class A	4,090,584	57,023
	ADT Inc.	7,865,731	56,869
	EnPro Industries Inc.	544,670	56,586
	ArcBest Corp.	607,079	56,106
	Matson Inc.	939,345	56,051
	Helios Technologies Inc.	852,402	55,747
*	Masonite International Corp.	579,998	52,646
	Trinity Industries Inc.	2,123,759	51,735
	Barnes Group Inc.	1,258,351	50,686
	Granite Construction Inc.	1,145,089	47,040
*	AAR Corp.	856,860	46,742
*,1	Enovix Corp.	3,094,676	46,142
*	Remitly Global Inc.	2,681,269	45,447
*	Kratos Defense & Security Solutions Inc.	3,316,477	44,706

		Shares	Market Value ($000)
*	Mirion Technologies Inc. Class A	5,127,018	43,785
	Lindsay Corp.	288,241	43,562
*	Huron Consulting Group Inc.	522,053	41,957
*	Core & Main Inc. Class A	1,806,612	41,733
	Griffon Corp.	1,273,173	40,754
*	OSI Systems Inc.	397,318	40,669
	Greif Inc. Class A	640,637	40,597
*	Payoneer Global Inc.	6,422,260	40,332
*	Air Transport Services Group Inc.	1,904,933	39,680
	Bread Financial Holdings Inc.	1,306,132	39,602
	Standex International Corp.	313,000	38,324
	Enerpac Tool Group Corp. Class A	1,492,415	38,057
*	Gates Industrial Corp. plc	2,591,997	36,003
*	Hayward Holdings Inc.	3,064,802	35,919
	H&E Equipment Services Inc.	809,285	35,795
*	Hillman Solutions Corp.	4,080,022	34,354
	Primoris Services Corp.	1,391,966	34,326
	Tennant Co.	485,570	33,276
	Kforce Inc.	516,924	32,690
*,1	Joby Aviation Inc.	7,340,544	31,858
	TriMas Corp.	1,087,990	30,311
	Schneider National Inc. Class B	1,121,143	29,991
	Wabash National Corp.	1,184,069	29,116
*	Vicor Corp.	590,023	27,696
*	Rocket Lab USA Inc.	6,830,255	27,594
*	JELD-WEN Holding Inc.	2,109,643	26,708
	Greenbrier Cos. Inc.	817,588	26,302
*	AvidXchange Holdings Inc.	3,370,034	26,286
*	CoreCivic Inc.	2,843,938	26,164
	AZZ Inc.	617,225	25,454
	Apogee Enterprises Inc.	579,749	25,074
	Astec Industries Inc.	596,517	24,606
	International Seaways Inc.	576,213	24,017
*	Legalzoom.com Inc.	2,513,391	23,576
*	Proto Labs Inc.	696,277	23,082
*	Thermon Group Holdings Inc.	874,104	21,783
*,1	Virgin Galactic Holdings Inc.	5,373,842	21,764
*	Green Dot Corp. Class A	1,166,103	20,034
*	ZipRecruiter Inc. Class A	1,249,834	19,922
	Heartland Express Inc.	1,236,218	19,681
*	Gibraltar Industries Inc.	401,656	19,480
*,1	PureCycle Technologies Inc.	2,773,630	19,415
*	First Advantage Corp.	1,387,486	19,369
	Quanex Building Products Corp.	867,237	18,672
	TTEC Holdings Inc.	492,806	18,347
	Deluxe Corp.	1,125,670	18,011
*	Cimpress plc	410,377	17,983
*	Leonardo DRS Inc.	1,330,776	17,260
*	Janus International Group Inc.	1,721,657	16,976
	Kaman Corp.	731,619	16,725
	Pitney Bowes Inc.	4,085,402	15,892
*	Conduent Inc.	4,571,418	15,680
*	CryoPort Inc.	606,354	14,552
*	TrueBlue Inc.	816,015	14,525
	Gorman-Rupp Co.	578,970	14,474
*,1	Desktop Metal Inc. Class A	6,233,535	14,337
*,1	Nikola Corp.	11,528,080	13,949
	Kelly Services Inc. Class A	838,813	13,916

		Shares	Market Value ($000)
*	Aurora Innovation Inc.	9,959,269	13,843
*	FARO Technologies Inc.	489,214	12,040
*	American Woodmark Corp.	216,387	11,267
	Hyster-Yale Materials Handling Inc.	222,180	11,085
	National Presto Industries Inc.	137,640	9,922
*	TaskUS Inc. Class A	682,749	9,859
*	Forrester Research Inc.	298,411	9,654
	REV Group Inc.	778,867	9,339
*	Triumph Group Inc.	767,849	8,899
*,1	Symbotic Inc. Class A	371,650	8,488
*	Proterra Inc.	5,003,310	7,605
	Pactiv Evergreen Inc.	923,085	7,385
*,1	Hyliion Holdings Corp.	3,538,884	7,007
	Greif Inc. Class B	81,971	6,272
*	BrightView Holdings Inc.	1,098,889	6,176
*	Sterling Check Corp.	503,472	5,614
	Kronos Worldwide Inc.	606,336	5,584
*,1	Paymentus Holdings Inc. Class A	408,289	3,617
*	Advantage Solutions Inc.	2,102,258	3,322
*	Ranpak Holdings Corp. Class A	559,559	2,921
*	TuSimple Holdings Inc. Class A	1,843,221	2,710
*	Microvast Holdings Inc.	2,018,165	2,503
*,1	Global Business Travel Group I	355,916	2,360
*	CS Disco Inc.	308,621	2,049
*,1	MSP Recovery Inc.	1,182,675	1,005
			24,967,634
Real Estate (7.7%)
	Gaming & Leisure Properties Inc.	6,520,946	339,480
	Kimco Realty Corp.	16,183,615	316,066
	Equity LifeStyle Properties Inc.	4,384,482	294,330
	Life Storage Inc.	2,224,203	291,571
	Rexford Industrial Realty Inc.	4,847,311	289,142
	CubeSmart	5,876,567	271,615
	American Homes 4 Rent Class A	7,386,108	232,293
	Lamar Advertising Co. Class A	2,283,306	228,079
	Federal Realty Investment Trust	2,128,698	210,379
	National Retail Properties Inc.	4,746,912	209,576
	Americold Realty Trust Inc.	7,060,630	200,875
	Healthcare Realty Trust Inc. Class A	9,960,020	192,527
	EastGroup Properties Inc.	1,139,793	188,431
	First Industrial Realty Trust Inc.	3,459,313	184,035
*	Jones Lang LaSalle Inc.	1,242,299	180,742
	Brixmor Property Group Inc.	7,863,434	169,221
	Omega Healthcare Investors Inc.	6,130,355	168,033
	Agree Realty Corp.	2,359,210	161,865
	STAG Industrial Inc.	4,693,021	158,718
	Host Hotels & Resorts Inc.	9,334,743	153,930
	Spirit Realty Capital Inc.	3,654,436	145,593
	Apartment Income REIT Corp. Class A	3,961,944	141,877
	Terreno Realty Corp.	2,145,226	138,582
	Regency Centers Corp.	2,241,223	137,118
[1]	Medical Properties Trust Inc.	15,637,421	128,540
	Rayonier Inc.	3,832,070	127,455
	Ryman Hospitality Properties Inc.	1,371,353	123,052
	Kite Realty Group Trust	5,736,264	120,003
	PotlatchDeltic Corp.	2,085,236	103,219
	Phillips Edison & Co. Inc.	3,069,786	100,136
	Essential Properties Realty Trust Inc.	4,008,814	99,619

		Shares	Market Value ($000)
	Kilroy Realty Corp.	3,064,992	99,306
	National Storage Affiliates Trust	2,259,274	94,392
	Independence Realty Trust Inc.	5,872,183	94,131
	Physicians Realty Trust	6,105,262	91,152
	Cousins Properties Inc.	3,966,605	84,806
	Apple Hospitality REIT Inc.	5,385,646	83,585
	Broadstone Net Lease Inc.	4,876,429	82,948
	LXP Industrial Trust	7,657,156	78,945
	EPR Properties	1,970,546	75,078
	Corporate Office Properties Trust	2,942,483	69,766
	Sabra Health Care REIT Inc.	6,051,254	69,589
	Vornado Realty Trust	4,520,634	69,482
	Park Hotels & Resorts Inc.	5,521,848	68,250
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,382,232	68,132
*	Howard Hughes Corp.	849,118	67,929
	Highwoods Properties Inc.	2,754,445	63,876
	Outfront Media Inc.	3,886,760	63,082
	Macerich Co.	5,872,361	62,247
	SITE Centers Corp.	4,680,227	57,473
	Equity Commonwealth	2,723,534	56,404
	National Health Investors Inc.	1,078,863	55,648
	Innovative Industrial Properties Inc.	732,026	55,627
	Douglas Emmett Inc.	4,373,846	53,930
	Sunstone Hotel Investors Inc.	5,448,727	53,833
	Tanger Factory Outlet Centers Inc.	2,598,371	51,006
	CareTrust REIT Inc.	2,604,703	51,000
	Kennedy-Wilson Holdings Inc.	3,071,037	50,949
	DigitalBridge Group Inc.	4,182,342	50,146
	Pebblebrook Hotel Trust	3,299,160	46,320
	JBG SMITH Properties	2,986,458	44,976
	DiamondRock Hospitality Co.	5,483,640	44,582
	Urban Edge Properties	2,923,195	44,023
*	Cushman & Wakefield plc	4,139,169	43,627
	Retail Opportunity Investments Corp.	3,101,846	43,302
	Service Properties Trust	4,333,740	43,164
	RLJ Lodging Trust	4,032,780	42,747
	Elme Communities	2,297,486	41,033
	Getty Realty Corp.	1,101,655	39,693
[1]	SL Green Realty Corp.	1,687,323	39,686
	InvenTrust Properties Corp.	1,679,631	39,303
	Xenia Hotels & Resorts Inc.	2,983,165	39,050
	LTC Properties Inc.	1,084,036	38,082
	Alexander & Baldwin Inc.	1,900,877	35,946
	St. Joe Co.	840,942	34,992
	Global Net Lease Inc.	2,720,972	34,992
	Acadia Realty Trust	2,494,167	34,794
*	Veris Residential Inc.	2,271,042	33,248
	Apartment Investment & Management Co. Class A	3,759,179	28,908
	Empire State Realty Trust Inc. Class A	4,186,981	27,174
[1]	eXp World Holdings Inc.	1,992,462	25,284
*	Redfin Corp.	2,733,605	24,766
	Hudson Pacific Properties Inc.	3,682,206	24,487
*	GEO Group Inc.	3,077,551	24,282
*	Compass Inc. Class A	7,386,534	23,859
*,1	Opendoor Technologies Inc.	13,472,960	23,712
	Newmark Group Inc. Class A	3,339,324	23,642
	Piedmont Office Realty Trust Inc. Class A	3,227,468	23,561
	American Assets Trust Inc.	1,188,361	22,092

		Shares	Market Value ($000)
	Necessity Retail REIT Inc. Class A	3,503,888	22,004
	Uniti Group Inc.	6,189,885	21,974
	Paramount Group Inc.	4,814,925	21,956
	RPT Realty	2,269,120	21,579
	Centerspace	392,164	21,424
	Marcus & Millichap Inc.	665,699	21,376
	Brandywine Realty Trust	4,483,695	21,208
	Office Properties Income Trust	1,267,917	15,595
	Universal Health Realty Income Trust	324,011	15,588
*	Anywhere Real Estate Inc.	2,715,392	14,337
	Saul Centers Inc.	342,275	13,349
	RMR Group Inc. Class A	406,983	10,679
	Alexander's Inc.	53,045	10,278
	Summit Hotel Properties Inc.	1,318,937	9,233
	Bridge Investment Group Holdings Inc. Class A	686,958	7,783
*	Forestar Group Inc.	457,428	7,118
	Urstadt Biddle Properties Inc. Class A	396,988	6,975
*	WeWork Inc.	7,435,464	5,780
*	Seritage Growth Properties Class A	478,046	3,762
*,2	Spirit MTA REIT	529,410	—
			9,036,139
Technology (12.1%)
*	PTC Inc.	2,784,960	357,115
*	Lattice Semiconductor Corp.	3,594,833	343,307
	Entegris Inc.	3,909,089	320,584
	Jabil Inc.	3,312,863	292,062
*	Ceridian HCM Holding Inc.	3,824,756	280,049
*	Manhattan Associates Inc.	1,635,281	253,223
*	Dynatrace Inc.	5,672,775	239,958
*	Wolfspeed Inc.	3,255,940	211,473
	KBR Inc.	3,573,926	196,745
*	Pure Storage Inc. Class A	7,523,012	191,912
*	Arrow Electronics Inc.	1,525,171	190,448
*	CACI International Inc. Class A	615,236	182,282
	National Instruments Corp.	3,440,678	180,326
*	Guidewire Software Inc.	2,142,424	175,786
*	Aspen Technology Inc.	762,708	174,561
	Universal Display Corp.	1,112,904	172,645
	Leidos Holdings Inc.	1,791,552	164,930
*	Cirrus Logic Inc.	1,445,808	158,142
*	Nutanix Inc. Class A	6,021,461	156,498
*	Smartsheet Inc. Class A	3,264,921	156,063
	Science Applications International Corp.	1,429,535	153,618
*	DXC Technology Co.	5,958,037	152,287
*	Dropbox Inc. Class A	6,860,100	148,315
*	SPS Commerce Inc.	950,164	144,710
*	Rambus Inc.	2,812,425	144,165
*	Novanta Inc.	887,392	141,175
*	Tenable Holdings Inc.	2,958,528	140,560
*	Silicon Laboratories Inc.	792,983	138,843
	Dolby Laboratories Inc. Class A	1,562,658	133,482
*	Five9 Inc.	1,845,015	133,376
	Concentrix Corp.	1,090,186	132,512
*	Super Micro Computer Inc.	1,193,115	127,126
*	Insight Enterprises Inc.	884,505	126,449
	Power Integrations Inc.	1,491,090	126,206
*	Workiva Inc. Class A	1,223,221	125,270
*	Procore Technologies Inc.	1,986,306	124,402

		Shares	Market Value ($000)
	TD SYNNEX Corp.	1,237,989	119,825
*	Coherent Corp.	3,091,598	117,728
*	Elastic NV	2,001,574	115,891
*	Synaptics Inc.	1,031,100	114,607
*	F5 Inc.	786,419	114,573
*	Onto Innovation Inc.	1,295,705	113,867
*	Fabrinet	958,108	113,785
*	Qualys Inc.	871,527	113,316
	Vertiv Holdings Co. Class A	7,900,530	113,057
*	New Relic Inc.	1,442,024	108,570
	Avnet Inc.	2,391,241	108,084
*	Teradata Corp.	2,663,494	107,286
*	IAC Inc.	2,065,436	106,576
*	Diodes Inc.	1,130,725	104,886
*	Altair Engineering Inc. Class A	1,371,113	98,871
*	Allegro MicroSystems Inc.	2,056,214	98,678
*	MACOM Technology Solutions Holdings Inc.	1,388,101	98,333
*	Blackbaud Inc.	1,388,587	96,229
	Advanced Energy Industries Inc.	980,627	96,101
*	Box Inc. Class A	3,552,595	95,174
*	Blackline Inc.	1,414,214	94,964
*	IPG Photonics Corp.	755,849	93,204
*	Ziff Davis Inc.	1,173,228	91,570
*	Alteryx Inc. Class A	1,532,291	90,160
*	Sanmina Corp.	1,450,704	88,478
*	Kyndryl Holdings Inc.	5,953,664	87,876
*	SentinelOne Inc. Class A	5,343,887	87,426
*	Envestnet Inc.	1,447,518	84,926
*	DoubleVerify Holdings Inc.	2,815,676	84,893
*,1	C3.ai Inc. Class A	2,514,212	84,402
*	NCR Corp.	3,430,259	80,920
*	Rogers Corp.	492,381	80,470
	Dun & Bradstreet Holdings Inc.	6,842,261	80,328
*	Impinj Inc.	581,760	78,840
*	Confluent Inc. Class A	3,218,565	77,471
	Vishay Intertechnology Inc.	3,359,711	75,997
*	Ambarella Inc.	963,455	74,591
*	PagerDuty Inc.	2,119,241	74,131
*	Toast Inc. Class A	4,158,339	73,811
*,1	MicroStrategy Inc. Class A	250,788	73,310
*	Sprout Social Inc. Class A	1,184,988	72,142
*	Plexus Corp.	724,932	70,732
*	UiPath Inc. Class A	4,000,609	70,251
*	Varonis Systems Inc. Class B	2,675,365	69,586
*	Gitlab Inc. Class A	2,028,651	69,562
*	RingCentral Inc. Class A	2,238,863	68,666
*	Rapid7 Inc.	1,472,802	67,616
	Amkor Technology Inc.	2,567,209	66,799
*	AppLovin Corp. Class A	4,217,867	66,431
*	CommVault Systems Inc.	1,165,732	66,144
*	Perficient Inc.	906,255	65,423
*	MaxLinear Inc. Class A	1,854,920	65,312
	Progress Software Corp.	1,133,693	65,131
*,1	DigitalOcean Holdings Inc.	1,649,535	64,612
*	FormFactor Inc.	2,015,993	64,209
*	Freshworks Inc. Class A	4,128,396	63,412
*	Alarm.com Holdings Inc.	1,240,860	62,390
*	Verint Systems Inc.	1,638,081	61,002

		Shares	Market Value ($000)
*	Appfolio Inc. Class A	486,363	60,542
*	Samsara Inc. Class A	2,968,142	58,532
*	Axcelis Technologies Inc.	429,115	57,180
*	SiTime Corp.	392,840	55,874
	Clear Secure Inc. Class A	2,128,629	55,706
*	Yelp Inc. Class A	1,733,316	53,213
	Pegasystems Inc.	1,079,214	52,320
*	Qualtrics International Inc. Class A	2,903,453	51,769
*	Fastly Inc. Class A	2,897,828	51,465
*	NetScout Systems Inc.	1,764,422	50,551
*	HashiCorp Inc. Class A	1,716,162	50,266
*	Bumble Inc. Class A	2,555,057	49,951
*	Parsons Corp.	1,096,457	49,055
*	Appian Corp. Class A	1,082,528	48,043
*	Cargurus Inc. Class A	2,559,716	47,815
	Shutterstock Inc.	609,794	44,271
	Xerox Holdings Corp.	2,838,497	43,713
*	nCino Inc.	1,744,956	43,240
*	Paycor HCM Inc.	1,617,640	42,900
*	Asana Inc. Class A	2,000,596	42,273
	CSG Systems International Inc.	777,802	41,768
*	Semtech Corp.	1,670,664	40,330
	Methode Electronics Inc.	898,267	39,416
*	Zeta Global Holdings Corp. Class A	3,444,485	37,304
*	Squarespace Inc. Class A	1,165,947	37,042
*	CCC Intelligent Solutions Holdings Inc.	4,065,329	36,466
*	Schrodinger Inc.	1,382,844	36,410
*	Everbridge Inc.	1,046,225	36,273
*	Veradigm Inc.	2,719,898	35,495
*	Q2 Holdings Inc.	1,437,850	35,400
*	LiveRamp Holdings Inc.	1,611,044	35,330
*	Upwork Inc.	3,114,338	35,254
*	3D Systems Corp.	3,266,768	35,020
*	Jamf Holding Corp.	1,749,826	33,982
*	JFrog Ltd.	1,719,471	33,874
*	Sprinklr Inc. Class A	2,602,666	33,731
*,1	Braze Inc. Class A	971,940	33,600
*	Sumo Logic Inc.	2,727,168	32,671
*	TTM Technologies Inc.	2,412,293	32,542
*	Zuora Inc. Class A	3,287,292	32,478
*	E2open Parent Holdings Inc.	5,548,443	32,292
*	Momentive Global Inc.	3,336,871	31,100
*	Magnite Inc.	3,351,654	31,036
*	Digital Turbine Inc.	2,470,778	30,539
*	PROS Holdings Inc.	1,081,640	29,637
*	Veeco Instruments Inc.	1,355,003	28,631
*	Cerence Inc.	1,003,046	28,176
*	Yext Inc.	2,548,719	24,493
*,1	IonQ Inc.	3,913,517	24,068
*	ForgeRock Inc. Class A	1,133,816	23,357
	Adeia Inc.	2,604,341	23,074
*	N-able Inc.	1,651,403	21,799
*	Olo Inc. Class A	2,604,362	21,252
	Benchmark Electronics Inc.	871,977	20,657
*	ScanSource Inc.	661,480	20,135
*	Credo Technology Group Holding Ltd.	2,111,687	19,892
*	Vertex Inc. Class A	953,785	19,734
*	Planet Labs PBC	4,907,589	19,287

		Shares	Market Value ($000)
*	Intapp Inc.	416,382	18,671
*	Eventbrite Inc. Class A	2,114,607	18,143
*	Thoughtworks Holding Inc.	2,464,335	18,137
*	CEVA Inc.	574,842	17,492
*	EngageSmart Inc.	867,108	16,692
*	Amplitude Inc. Class A	1,297,382	16,139
*,1	Cvent Holding Corp. Class A	1,909,502	15,963
*	Consensus Cloud Solutions Inc.	465,671	15,875
*,1	Xometry Inc. Class A	1,051,298	15,738
*	Informatica Inc. Class A	938,222	15,387
*	AvePoint Inc.	3,652,204	15,047
*	NerdWallet Inc. Class A	921,811	14,915
*	PubMatic Inc. Class A	1,070,408	14,793
*	BigCommerce Holdings Inc.	1,535,986	13,732
*	Vimeo Inc.	3,476,646	13,316
*	Alkami Technology Inc.	953,525	12,072
*	nLight Inc.	1,120,967	11,411
*	SolarWinds Corp.	1,280,371	11,011
*	SmartRent Inc. Class A	3,882,723	9,901
*	MediaAlpha Inc. Class A	621,066	9,304
*	Matterport Inc.	3,245,189	8,859
*	Definitive Healthcare Corp. Class A	823,012	8,502
	Ebix Inc.	642,738	8,478
*	Couchbase Inc.	588,027	8,268
*	LivePerson Inc.	1,867,479	8,236
*,1	EverCommerce Inc.	761,073	8,052
*	Expensify Inc. Class A	984,635	8,025
*	MeridianLink Inc.	424,855	7,350
*,1	Rumble Inc.	732,228	7,322
*	Nextdoor Holdings Inc.	2,777,937	5,973
*	Enfusion Inc. Class A	449,921	4,724
*	Bandwidth Inc. Class A	260,187	3,955
*	SEMrush Holdings Inc. Class A	341,167	3,429
*	Rackspace Technology Inc.	1,388,873	2,611
*	SecureWorks Corp. Class A	210,465	1,804
			14,164,781
Telecommunications (1.4%)
*	Ciena Corp.	3,902,921	204,981
	Iridium Communications Inc.	2,967,107	183,753
*	Frontier Communications Parent Inc.	6,412,696	146,017
	Juniper Networks Inc.	4,236,738	145,828
	Cable One Inc.	152,113	106,783
*	Lumentum Holdings Inc.	1,702,923	91,975
*	Calix Inc.	1,471,146	78,839
	Cogent Communications Holdings Inc.	1,131,381	72,092
	Lumen Technologies Inc.	27,090,581	71,790
*	Viasat Inc.	1,898,780	64,255
*	Viavi Solutions Inc.	5,881,376	63,695
	InterDigital Inc.	776,213	56,586
*	Infinera Corp.	4,908,665	38,091
*	CommScope Holding Co. Inc.	5,191,816	33,072
*	DISH Network Corp. Class A	3,248,733	30,311
	ADTRAN Holdings Inc.	1,833,269	29,076
	Telephone & Data Systems Inc.	2,619,846	27,534
	Shenandoah Telecommunications Co.	1,244,672	23,674
*	Globalstar Inc.	18,799,664	21,808
*	Altice USA Inc. Class A	5,674,150	19,405
*	EchoStar Corp. Class A	884,286	16,173

		Shares	Market Value ($000)
*	WideOpenWest Inc.	1,352,948	14,382
*	NETGEAR Inc.	723,435	13,391
*	Xperi Inc.	1,100,805	12,032
*	Gogo Inc.	828,832	12,018
	ATN International Inc.	287,303	11,756
*	8x8 Inc.	2,805,189	11,698
*	United States Cellular Corp.	337,530	6,997
*,1	fuboTV Inc.	2,421,366	2,930
			1,610,942
Utilities (3.6%)
	Atmos Energy Corp.	3,745,735	420,871
	Essential Utilities Inc.	6,176,076	269,586
	Pinnacle West Capital Corp.	2,960,072	234,556
	NRG Energy Inc.	6,012,822	206,180
	OGE Energy Corp.	5,238,356	197,276
*	Clean Harbors Inc.	1,344,297	191,643
	UGI Corp.	5,483,763	190,616
*	Evoqua Water Technologies Corp.	3,197,527	158,981
	IDACORP Inc.	1,323,223	143,345
	National Fuel Gas Co.	2,401,991	138,691
	New Jersey Resources Corp.	2,535,308	134,878
	ONE Gas Inc.	1,448,705	114,781
	Portland General Electric Co.	2,336,965	114,254
	Ormat Technologies Inc.	1,334,810	113,152
	Hawaiian Electric Industries Inc.	2,864,453	109,995
*	Casella Waste Systems Inc. Class A	1,327,384	109,722
	Southwest Gas Holdings Inc.	1,751,110	109,357
	PNM Resources Inc.	2,244,581	109,266
	Black Hills Corp.	1,729,556	109,135
*	Sunrun Inc.	5,330,733	107,414
*	Stericycle Inc.	2,413,938	105,272
	ALLETE Inc.	1,498,075	96,431
	Spire Inc.	1,306,471	91,636
	NorthWestern Corp.	1,563,667	90,474
	American States Water Co.	967,255	85,979
	California Water Service Group	1,434,947	83,514
	Avista Corp.	1,963,274	83,341
	MGE Energy Inc.	946,507	73,515
	Clearway Energy Inc. Class C	2,176,268	68,182
	Northwest Natural Holding Co.	919,204	43,717
*,1	Sunnova Energy International Inc.	2,561,015	40,003
	Clearway Energy Inc. Class A	876,883	26,333
*	Harsco Corp.	2,074,067	14,166
	Excelerate Energy Inc. Class A	479,702	10,621
*,1	NuScale Power Corp.	1,010,949	9,189
			4,206,072
Total Common Stocks (Cost $98,282,781)			116,314,005

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,638,746)	4.839%	26,396,112	2,639,347
Total Investments (101.5%) (Cost $100,921,527)				118,953,352
Other Assets and Liabilities—Net (-1.5%)				(1,736,494)
Net Assets (100%)				117,216,858
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,767,274,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,858,156,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	4,325	392,169	10,245
E-mini S&P 500 Index	June 2023	160	33,102	1,941
E-mini S&P Mid-Cap 400 Index	June 2023	1,807	457,117	14,058
				26,244

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ollie's Bargain Outlet Holdings Inc.	1/31/24	GSI	15,834	(4.778)	1,517	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At March 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,337,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	116,314,005	—	—	116,314,005
Temporary Cash Investments	2,639,347	—	—	2,639,347
Total	118,953,352	—	—	118,953,352

Derivative Financial Instruments
Assets
Futures Contracts[1]	26,244	—	—	26,244
Swap Contracts	—	1,517	—	1,517
Total	26,244	1,517	—	27,761
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.